Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents	R$ 168,499	R$ 142,908
Marketable securities	16,353	16,908
Derivative financial instruments	15,163	29,609
Accounts receivable and others	341,808	429,465
Inventories	272,257	293,518
Biological assets	277,274	265,440
Total current assets	1,091,354	1,177,848
Noncurrent assets
Biological assets	13,767	32,345
Restricted marketable securities	18,394
Derivative financial instruments	21,123	10,973
Accounts receivable and others	472,337	603,843
Deferred taxes	229,292	166,145
Investment properties	1,337,422	1,323,834
Transactions with related parties	3,293	2,822
Investments	1,324	1,335
Property, plant and equipment	277,967	232,669
Intangible assets	5,021	5,095
Right-of-use assets	235,544	280,093
Total noncurrent assets	2,615,484	2,659,154
Total assets	3,706,838	3,837,002
Current liabilities
Trade accounts payable and others	110,115	176,029
Loans, financing and debentures	475,018	355,841
Salaries and payroll obligations	22,486	21,481
Derivative financial instruments	9,456	15,492
Other liabilities	6,895	7,082
Leases payable	83,613	82,330
Total current liabilities	707,583	658,255
Noncurrent liabilities
Trade accounts payable and others	23,882	46,819
Loans, financing and debentures	549,282	529,678
Deferred taxes	32,231	36,880
Leases payable	323,952	343,454
Derivative financial instruments	19,618	17,632
Provision for legal claims	3,571	792
Transactions with related parties	10,226	8,401
Other liabilities	11,184	17,363
Total noncurrent liabilities	973,946	1,001,019
Total liabilities	1,681,529	1,659,274
Equity
Capital	1,587,988	1,587,988
Share issue expenses	(11,343)	(11,343)
Capital reserve	(6,475)	(8,193)
Treasury shares	(43,648)	(43,648)
Income reserves	379,771	499,780
Additional dividends proposed	30,000	42,220
Other comprehensive income	89,016	110,924
Total equity	2,025,309	2,177,728
Total liabilities and equity	R$ 3,706,838	R$ 3,837,002